Consolidated Statements of Changes In Shareholders' Equity (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Consolidated Statements Of Changes In Shareholders' Equity [Abstract]
Dividend per share	$ 1.00	$ 0.55
Shares held by the subsidiary	14,971	14,971
Statement [Line Items]
Exercise of options	$ 1,353	$ 1,893
Maximum [Member]
Statement [Line Items]
Exercise of options	$ 1